Newcomerstown Fire - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended	12 Months Ended				3 Months Ended			6 Months Ended		12 Months Ended				12 Months Ended					0 Months Ended
	Sep. 27, 2013	Jun. 28, 2013	Jun. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 27, 2014	Sep. 27, 2013 Property	Sep. 27, 2013 Business Interruption	Jun. 28, 2013 Business Interruption	Jun. 28, 2013 Business Interruption	Jun. 28, 2013 Property, Plant and Equipment	Dec. 31, 2013 Newcomerstown	Dec. 31, 2012 Newcomerstown	Dec. 31, 2012 Liability [Member]	Dec. 31, 2012 Third Party Liability [Member]	Dec. 31, 2013 Business Interruption And Property	Dec. 31, 2012 Business Interruption And Property	Dec. 31, 2011 Business Interruption And Property	Dec. 31, 2012 Business Interruption And Property Newcomerstown	Dec. 31, 2013 Maximum	Nov. 27, 2011 Newcomerstown sqft Employees	Nov. 27, 2011 Newcomerstown sqft Employees
Extraordinary Item [Line Items]
Square feet leased building																							93,000
Additional expansion in process area in square feet																						38,000
Number of employees																							103
Insurance recoveries amount	$ 61,900,000							$ 26,900,000	$ 35,000,000				$ 61,900,000							$ 31,000,000
Liabilities for estimated expenses to be paid				1,000,000			800,000						1,000,000
Amount of Business interruption gain										4,600,000	2,900,000	1,900,000					7,600,000
Cash received from insurance		11,300,000	12,100,000											28,200,000
Property and business interruption insurance coverage amount																					150,000,000
Insurance deductible amount				200,000											100,000
Amount of insurance receivable													0	2,800,000
Insurance proceed liability														1,800,000
Losses of third - party property																100,000
Business interruption expenses															1,600,000
Amount of business interruption loss																		4,700,000	2,900,000
Newcomerstown fire loss (gain)-net		4,635,000	2,916,000	12,483,000	(4,736,000)	(2,947,000)											4,900,000
Capital expenditures in connection with replacement of property, plant and equipment				5,700,000	8,600,000	1,000,000
Gain from involuntary conversion of property, plant and equipment			$ 1,927,000	$ 6,351,000	$ 6,103,000	$ 0